Expense Example - UltraShort Japan ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,949	3,582	7,136	281	2,209	3,952	7,614